Income Taxes - Disclosure Of Detailed Information About Current Income Taxes (Payable) Receivable Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Current taxes payable - December 31, 2022	$ (2,763)	$ (132)
Income taxes paid	6,192	171
Foreign exchange adjustments	134	12
Current taxes recoverable - December 31, 2023	5,935	(2,763)
Current Income Tax Expense [Member]
Income Taxes [Line Items]
Current income tax	2,372	(8,746)
Current Income Tax Expense [Member] | Equity attributable to owners of parent [member]
Income Taxes [Line Items]
Current income tax	$ 0	$ 5,932